As filed with the Securities and Exchange Commission on September 18, 2017
1933 Act Registration No. 033-25990
1940 Act Registration No. 811-03214
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 54
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 152
Lincoln National Variable Annuity Account C
(Exact Name of Registrant)
Multi-Fund®
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Kirkland L. Hicks, Esquire
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy to:
Mary Jo Ardington, Esquire
The Lincoln National Life Insurance Company
1300 S. Clinton Street
Fort Wayne, Indiana 46802
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on October 18, 2017, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account C
Multi-Fund®

Supplement dated September 18, 2017 to the Prospectus dated May 1, 2017

This Supplement outlines important changes regarding investment options that impact your variable annuity contract.  All other provisions of your prospectus remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective November 13, 2017, the following funds will be available as new investment options under your contract:

	Fidelity VIP Freedom 2020 PortfolioSM (Service Class)
	Fidelity VIP Freedom 2025 PortfolioSM (Service Class)
	Fidelity VIP Freedom 2030 PortfolioSM (Service Class)
	Fidelity VIP Freedom 2035 PortfolioSM (Service Class)
	Fidelity VIP Freedom 2040 PortfolioSM (Service Class)
	Fidelity VIP Freedom 2045 PortfolioSM (Service Class)
	Fidelity VIP Freedom 2050 PortfolioSM (Service Class)

The following table shows the expenses charged by each fund (as a percentage of each fund's average net assets):
	Management Fees (before any waivers/ reimbursements) +	12b-1 Fees (before any waivers/ reimbursements) +	Other Expenses (before any waivers/ reimbursements) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimbursements)[1]
Fidelity VIP Freedom 2020 PortfolioSM (Service Class)	None	0.10%	0.00%	0.60%	0.70%
Fidelity VIP Freedom 2025 PortfolioSM (Service Class)	None	0.10%	0.00%	0.62%	0.72%
Fidelity VIP Freedom 2030 PortfolioSM (Service Class)	None	0.10%	0.00%	0.66%	0.76%
Fidelity VIP Freedom 2035 PortfolioSM (Service Class)	None	0.10%	0.00%	0.69%	0.79%
Fidelity VIP Freedom 2040 PortfolioSM (Service Class)	None	0.10%	0.00%	0.69%	0.79%
Fidelity VIP Freedom 2045 PortfolioSM (Service Class)	None	0.10%	0.00%	0.69%	0.79%
Fidelity VIP Freedom 2050 PortfolioSM (Service Class)	None	0.10%	0.00%	0.69%	0.79%
1Differs from the ratios of expenses to average net assets in the Financial Highlights of the fund prospectus because of acquired fund fees and expenses.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objectives for the new funds listed above, effective November 13, 2017. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

Fidelity Variable Insurance Products®, advised by FMRC, an affiliate of Fidelity Management & Research Company
	Fidelity VIP Freedom 2020 PortfolioSM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2025 PortfolioSM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2030 PortfolioSM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2035 PortfolioSM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2040 PortfolioSM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2045 PortfolioSM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
	Fidelity VIP Freedom 2050 PortfolioSM (Service Class) – Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Please retain this Supplement for future reference.

PART A

The prospectus for the Multi-Fund® variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 033-25990) filed on April 21, 2017.

PART B

The Statement of Additional Information for the Multi-Fund® variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 033-25990) filed on April 21, 2017.

Lincoln National Variable Annuity Account C
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 033-25990) filed on April 21, 2017.
2. Part B
The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 033-25990) filed on April 21, 2017.
Statement of Assets and Liabilities - December 31, 2016
Statement of Operations - Year ended December 31, 2016
Statements of Changes in Net Assets - Years ended December 31, 2016 and 2015
Notes to Financial Statements - December 31, 2016
Report of Independent Registered Public Accounting Firm
3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 033-25990) filed on April 21, 2017.
Consolidated Balance Sheets - Years ended December 31, 2016 and 2015
Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2016, 2015 and 2014
Consolidated Statements of Stockholder’s Equity - Years ended December 31, 2016, 2015 and 2014
Consolidated Statements of Cash Flows - Years ended December 31, 2016, 2015 and 2014
Notes to Consolidated Financial Statements - December 31, 2016
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on April 22, 1999.
(2) Not Applicable.
(3)(a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(4)(a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.
(b) Multi-Fund - Single premium contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.
(c) Multi-Fund 1 - Periodic contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

(d) Multi-Fund 2 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.
(e) Multi-Fund 3 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.
(f) Multi-Fund 4 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.
(g) Contract Rider - Multi-Fund 2 and Multi-Fund 3 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-25990) filed on February 28, 1997.
(h) Contract Rider - Multi-Fund 4 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-25990) filed on February 28, 1997.
(i) Variable Annuity Amendment Multi-Fund 1 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 033-25990) filed on April 11, 2001.
(j) i4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-25990) filed on October 11, 2002.
(k) i4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-25990) filed on October 11, 2002.
(l) i4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.
(m) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016.
(n) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 63 (File No. 333-40937) filed on April 12, 2016
(o) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-25990) filed on April 8, 2003.
(p) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.
(q) Lincoln SmartSecurity Advantage 1 Year Reset Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective No. 15 (File No. 333-18419) filed on May 28, 2004.
(r) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.
(s) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
(t) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(u) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(v) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(w) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(x) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(y) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(z) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 033-25990) filed on December 21, 2006.
(a-2) Variable Annuity Payment Option Rider (I4LA-EMI 3/07) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 033-25990) filed on April 17, 2007.

(b-2) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(c-2) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(d-2) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.
(e-2) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment no. 26 (File No. 333-63505) filed on April 3, 2009.
(f-2) Variable Annuity Amendment (AR 516 1/09) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 033-25990) filed on April 3, 2009.
(g-2) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(h-2) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(i-2) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(j-2) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(k-2) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.
(5)(a) Deferred Annuity Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.
(b) 403(b) Annuity Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.
(c) Application (Form 28316 2/99) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 033-25990) filed on April 17, 2007.
(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.
(b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(7) Amended and Restated Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.
(i) Amendments to the Automatic Indemnity Reinsurance Agreement incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 333-138190) filed on November 5, 2013.
(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(b) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(v) Deutsche Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(vi) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(ix) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(c) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:
(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.
(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(iv) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(9) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 53 (File No. 033-25990) filed on April 21, 2017.
(11) Not Applicable
(12) Not Applicable
(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 42 (File No. 333-138190) filed on February 22, 2017.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account C as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.
Name	Positions and Offices with Depositor
Ellen G. Cooper*	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Randal J. Freitag*	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller*	Executive Vice President and Director
Dennis R. Glass*	President and Director
Andrea D. Goodrich*	Senior Vice President and Secretary
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Christine Janofsky*	Senior Vice President, Chief Accounting Officer and Controller
Keith J. Ryan**	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
***Principal business address is 350 Church Street, Hartford, Connecticut 06096

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.
Item 27. Number of Contractowners
As of June 30, 2017 there were 254,693 contract owners under Account C.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.
(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.
SIGNATURES
a)	As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 54 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 18th day of September, 2017.

Lincoln National Variable Annuity Account C (Registrant) Multi-Fund®
By:	/s/ John D. Weber John D. Weber Vice President, The Lincoln National Life Insurance Company (Title)
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Ralph R. Ferraro Ralph R. Ferraro (Signature-Officer of Depositor) Senior Vice President, The Lincoln National Life Insurance Company (Title)
(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on September 18, 2017.

Signature	Title
* Dennis R. Glass	President and Director (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* Wilford H. Fuller	Executive Vice President and Director
* Keith J. Ryan	Vice President and Director
*By: /s/ John D. Weber John D. Weber	Pursuant to a Power of Attorney